Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.3%)
	Freeport-McMoRan Inc.	20,301	832
	Mueller Industries Inc.	10,374	767
	Fastenal Co.	12,412	640
	UFP Industries Inc.	7,154	612
	CF Industries Holdings Inc.	5,755	494
	US Steel Corp.	15,660	480
	Olin Corp.	7,315	422
	Ryerson Holding Corp.	10,540	379
	Steel Dynamics Inc.	2,504	316
	Nucor Corp.	1,750	293
	Innospec Inc.	2,644	289
	Boise Cascade Co.	4,158	287
	Sylvamo Corp.	5,811	287
*	TimkenSteel Corp.	12,264	224
	Reliance Steel & Aluminum Co.	817	202
*	Ingevity Corp.	1,520	126
*	Clearwater Paper Corp.	3,251	125
	American Vanguard Corp.	5,455	114
	AdvanSix Inc.	2,089	86
	Alcoa Corp.	1,485	73
	Commercial Metals Co.	245	13
	Orion Engineered Carbons SA	379	10
			7,071
Consumer Discretionary (15.3%)
*	Booking Holdings Inc.	1,030	2,600
	Costco Wholesale Corp.	4,149	2,009
*	Airbnb Inc. Class A	15,184	1,872
	Walmart Inc.	12,674	1,801
*	Lululemon Athletica Inc.	5,622	1,738
	Estee Lauder Cos. Inc. Class A	7,115	1,729
*	Tesla Inc.	5,803	1,194
*	PROG Holdings Inc.	31,721	784
*	Grand Canyon Education Inc.	6,849	776
	TJX Cos. Inc.	9,241	708
	Oxford Industries Inc.	5,760	677
*	Ulta Beauty Inc.	1,181	613
*	Deckers Outdoor Corp.	1,468	611
*	Expedia Group Inc.	4,944	539
	Tapestry Inc.	12,258	533
*	Perdoceo Education Corp.	34,779	479
*	Capri Holdings Ltd.	9,387	465
	Movado Group Inc.	12,286	425

		Shares	Market Value ($000)
	Genuine Parts Co.	2,364	418
	H&R Block Inc.	11,230	413
	Rollins Inc.	11,476	404
*	Master Craft Boat Holdings Inc.	11,842	400
	Upbound Group Inc.	14,553	391
*	Skyline Champion Corp.	5,609	384
	Lennar Corp. Class B	4,678	382
	Monarch Casino & Resort Inc.	5,103	376
	Signet Jewelers Ltd.	5,246	376
	Macy's Inc.	18,234	373
	Ethan Allen Interiors Inc.	12,017	355
	Ralph Lauren Corp. Class A	2,978	352
*	frontdoor Inc.	10,390	294
	Target Corp.	1,638	276
	Caleres Inc.	10,487	274
*	Knowles Corp.	15,856	269
*	Sonos Inc.	13,554	263
*	Under Armour Inc. Class A	26,497	263
*	Thryv Holdings Inc.	11,043	263
*	Chico's FAS Inc.	45,030	259
*	NVR Inc.	49	254
*	BJ's Wholesale Club Holdings Inc.	3,372	242
	Omnicom Group Inc.	2,661	241
	Buckle Inc.	5,848	239
*	Figs Inc. Class A	24,848	229
	Red Rock Resorts Inc. Class A	5,227	228
	Scholastic Corp.	4,644	212
	Inter Parfums Inc.	1,666	201
	Garmin Ltd.	2,017	198
*	ODP Corp.	4,343	197
	Hibbett Inc.	2,692	194
*	Abercrombie & Fitch Co. Class A	6,454	190
*	Children's Place Inc.	4,287	179
	Best Buy Co. Inc.	2,143	178
*	Coursera Inc.	15,652	176
*	Golden Entertainment Inc.	4,246	175
	HNI Corp.	5,386	168
*	Cars.com Inc.	8,675	167
*	Tilly's Inc. Class A	18,913	164
*	Build-A-Bear Workshop Inc.	7,533	158
	Acushnet Holdings Corp.	3,212	155
*	Malibu Boats Inc. Class A	2,472	148
	Designer Brands Inc. Class A	13,466	132
	John Wiley & Sons Inc. Class A	2,966	132
*	Zumiez Inc.	5,433	126
	Gentex Corp.	4,084	117
	Advance Auto Parts Inc.	773	112
*	Liquidity Services Inc.	8,826	112
	Steven Madden Ltd.	3,013	109
*	Victoria's Secret & Co.	2,599	103
	Pool Corp.	270	96
*	Destination XL Group Inc.	15,279	91
	Entravision Communications Corp. Class A	13,379	88
	Rush Enterprises Inc. Class A	1,449	82
	Columbia Sportswear Co.	885	77
*	MarineMax Inc.	2,137	72
*	Duluth Holdings Inc. Class B	11,319	68
*	Cavco Industries Inc.	233	66

		Shares	Market Value ($000)
*	Mattel Inc.	3,582	64
	Tempur Sealy International Inc.	1,445	62
	Electronic Arts Inc.	543	60
*	Visteon Corp.	336	56
*	Dorman Products Inc.	574	53
	Matthews International Corp. Class A	1,350	52
*	Gentherm Inc.	790	50
	La-Z-Boy Inc.	1,551	50
	LKQ Corp.	767	44
	Murphy USA Inc.	174	44
	Interface Inc. Class A	4,799	42
*	AutoNation Inc.	298	41
	Group 1 Automotive Inc.	181	40
*	Universal Electronics Inc.	2,954	38
*	Accel Entertainment Inc. Class A	4,080	37
	Tractor Supply Co.	134	31
	NIKE Inc. Class B	249	30
*	American Axle & Manufacturing Holdings Inc.	2,821	25
*	elf Beauty Inc.	181	14
	Kontoor Brands Inc.	216	11
*	Dollar Tree Inc.	68	10
			33,068
Consumer Staples (5.4%)
	Colgate-Palmolive Co.	37,445	2,745
	Kimberly-Clark Corp.	12,888	1,612
	PepsiCo Inc.	5,055	877
	AmerisourceBergen Corp.	3,761	585
	Procter & Gamble Co.	4,056	558
	Clorox Co.	3,015	469
	Nu Skin Enterprises Inc. Class A	11,628	463
	John B Sanfilippo & Son Inc.	4,817	432
	Kroger Co.	9,808	423
	Cal-Maine Foods Inc.	6,937	394
	Flowers Foods Inc.	13,168	367
	Coca-Cola Consolidated Inc.	656	365
*	National Beverage Corp.	6,274	293
*	Monster Beverage Corp.	2,823	287
*	Boston Beer Co. Inc. Class A	879	285
*	USANA Health Sciences Inc.	4,494	273
	SpartanNash Co.	10,052	269
	Weis Markets Inc.	2,899	221
	Lancaster Colony Corp.	1,115	214
	Brown-Forman Corp. Class B	3,237	210
	Ingles Markets Inc. Class A	1,899	170
	Casey's General Stores Inc.	369	77
	Tyson Foods Inc. Class A	1,130	67
	Medifast Inc.	517	58
*	United Natural Foods Inc.	194	8
			11,722
Energy (9.9%)
	EOG Resources Inc.	22,979	2,597
	Pioneer Natural Resources Co.	9,743	1,953
	ConocoPhillips	18,556	1,918
	Exxon Mobil Corp.	15,692	1,725
	Texas Pacific Land Corp.	597	1,063
	Devon Energy Corp.	16,719	901
	Valero Energy Corp.	6,729	886

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	13,750	805
*	Denbury Inc.	7,689	641
	Magnolia Oil & Gas Corp. Class A	27,890	609
	ChampionX Corp.	18,451	564
*	ProPetro Holding Corp.	62,622	552
	PDC Energy Inc.	6,904	463
*	SandRidge Energy Inc.	30,946	451
	SM Energy Co.	14,035	414
	Warrior Met Coal Inc.	9,943	381
	Marathon Oil Corp.	14,514	365
*	Talos Energy Inc.	20,374	363
	Permian resources Corp. Class A	25,411	275
*	Gulfport Energy Corp.	4,140	274
	Alpha Metallurgical Resources Inc.	1,543	259
	Coterra Energy Inc.	10,224	255
	CONSOL Energy Inc.	4,562	250
	VAALCO Energy Inc.	52,738	247
*	Dril-Quip Inc.	6,912	237
	SunCoke Energy Inc.	23,848	227
[1]	Sitio Royalties Corp. Class A	9,674	227
*	Weatherford International plc	3,340	222
	PBF Energy Inc. Class A	4,980	218
	Chord Energy Corp.	1,586	213
	Comstock Resources Inc.	17,069	207
	RPC Inc.	22,806	200
	Arch Resources Inc.	1,199	189
	Ovintiv Inc. (XNYS)	4,374	187
*	NexTier Oilfield Solutions Inc.	17,533	160
*	Par Pacific Holdings Inc.	5,653	157
	CVR Energy Inc.	4,620	147
*	NOW Inc.	9,800	126
*	Peabody Energy Corp.	4,418	121
	EQT Corp.	3,594	119
	Chevron Corp.	682	110
*	REX American Resources Corp.	3,279	108
	Ramaco Resources Inc.	7,526	75
*	Vitesse Energy Inc.	416	7
			21,468
Financials (15.9%)
	Aon plc Class A (XNYS)	11,011	3,348
	American International Group Inc.	35,856	2,191
	OneMain Holdings Inc.	23,916	1,031
	Equitable Holdings Inc.	30,196	949
	Ameriprise Financial Inc.	2,749	943
	Virtus Investment Partners Inc.	4,115	866
	Brightsphere Investment Group Inc.	32,423	813
	OFG Bancorp	24,359	741
	Evercore Inc. Class A	5,639	740
	PennyMac Financial Services Inc.	12,097	731
	Ally Financial Inc.	23,438	704
	Affiliated Managers Group Inc.	4,197	669
	Discover Financial Services	5,813	651
	Houlihan Lokey Inc. Class A	6,694	641
	Virtu Financial Inc. Class A	33,304	612
	Navient Corp.	33,245	600
	Popular Inc.	8,252	589
	Principal Financial Group Inc.	6,237	559
	Federated Hermes Inc.	14,067	554

		Shares	Market Value ($000)
*	Mr Cooper Group Inc.	11,937	554
	SLM Corp.	37,673	542
	Jackson Financial Inc. Class A	11,478	521
	City Holding Co.	5,005	491
*	Enova International Inc.	9,624	469
	Pathward Financial Inc.	9,136	466
	LPL Financial Holdings Inc.	1,830	457
	Dime Community Bancshares Inc.	14,319	439
	Moody's Corp.	1,510	438
	First BanCorp (XNYS)	28,968	420
	WesBanco Inc.	11,568	418
	Allstate Corp.	3,194	411
*	Ryan Specialty Holdings Inc.	9,080	382
	Piper Sandler Cos.	2,516	380
	Radian Group Inc.	17,322	370
	CNO Financial Group Inc.	14,242	365
	Oppenheimer Holdings Inc. Class A	8,057	355
	BankUnited Inc.	8,573	304
*	Customers Bancorp Inc.	9,795	302
*	Ambac Financial Group Inc.	18,174	301
	American Equity Investment Life Holding Co.	7,208	300
	First Financial Corp.	6,626	291
	Central Pacific Financial Corp.	12,945	290
*	Triumph Financial Inc.	4,752	289
	Fidelity National Financial Inc.	7,138	285
	Perella Weinberg Partners Class A	27,809	281
	SEI Investments Co.	4,652	280
	HomeStreet Inc.	10,015	253
	BOK Financial Corp.	2,260	237
	Cathay General Bancorp	5,275	226
	Banner Corp.	3,503	221
	Tompkins Financial Corp.	2,924	219
	Lakeland Financial Corp.	3,041	218
*	Bancorp Inc.	6,269	217
	1st Source Corp.	3,894	194
	Primerica Inc.	1,006	193
	Bank of NT Butterfield & Son Ltd.	5,236	189
	Heritage Financial Corp.	6,726	187
	Premier Financial Corp.	7,430	184
	Trustmark Corp.	6,208	183
	Kearny Financial Corp.	17,534	176
	PJT Partners Inc. Class A	2,168	171
	Washington Federal Inc.	4,803	168
*	Open Lending Corp. Class A	23,107	164
*	PRA Group Inc.	3,717	158
	Berkshire Hills Bancorp Inc.	5,301	154
	Regional Management Corp.	4,848	153
	FactSet Research Systems Inc.	367	152
	BancFirst Corp.	1,657	150
	Hanmi Financial Corp.	6,321	149
	Jefferies Financial Group Inc.	3,531	133
	Zions Bancorp NA	2,460	125
	Byline Bancorp Inc.	4,504	111
	HarborOne Bancorp Inc.	7,824	107
	Employers Holdings Inc.	2,260	100
	Independent Bank Corp.	4,026	89
	Southside Bancshares Inc.	2,273	87
	Washington Trust Bancorp Inc.	2,048	86

		Shares	Market Value ($000)
	Sandy Spring Bancorp Inc.	2,126	70
	Preferred Bank	847	60
	Provident Financial Services Inc.	2,568	60
	Artisan Partners Asset Management Inc. Class A	1,789	59
	First Hawaiian Inc.	1,977	54
	First Commonwealth Financial Corp.	3,332	53
	Commerce Bancshares Inc.	770	51
	Northfield Bancorp Inc.	3,450	51
	Hope Bancorp Inc.	3,871	50
	Walker & Dunlop Inc.	548	48
	Atlantic Union Bankshares Corp.	1,149	43
	Assured Guaranty Ltd.	696	43
	Associated Banc-Corp.	1,835	42
	Wells Fargo & Co.	841	39
	Park National Corp.	300	38
*	Axos Financial Inc.	773	37
	Cohen & Steers Inc.	440	32
	Curo Group Holdings Corp.	11,123	32
	Federal Agricultural Mortgage Corp. Class C	178	25
	Fifth Third Bancorp	618	22
*	Brighthouse Financial Inc.	283	16
	Ameris Bancorp	264	13
	F&G Annuities & Life Inc.	485	10
	First Financial Bancorp	357	9
	Synovus Financial Corp.	118	5
			34,449
Health Care (13.7%)
	Johnson & Johnson	10,852	1,663
*	Vertex Pharmaceuticals Inc.	5,287	1,535
*	Moderna Inc.	10,813	1,501
	UnitedHealth Group Inc.	2,926	1,393
	Gilead Sciences Inc.	16,125	1,299
	AbbVie Inc.	8,071	1,242
*	Regeneron Pharmaceuticals Inc.	1,548	1,177
*	Biogen Inc.	4,259	1,149
	Chemed Corp.	2,097	1,094
*	Lantheus Holdings Inc.	12,840	950
	Abbott Laboratories	9,324	948
	Amgen Inc.	4,020	931
*	Hologic Inc.	11,193	891
	Bristol-Myers Squibb Co.	11,838	816
	Humana Inc.	1,546	765
*	Maravai LifeSciences Holdings Inc. Class A	47,721	704
	Merck & Co. Inc.	6,428	683
*	CorVel Corp.	2,899	523
	Pfizer Inc.	12,739	517
*	Molina Healthcare Inc.	1,809	498
*	Exelixis Inc.	26,889	459
	Atrion Corp.	782	444
*	Corcept Therapeutics Inc.	21,079	439
*	Medpace Holdings Inc.	2,201	427
*	Vir Biotechnology Inc.	17,815	406
*	iTeos Therapeutics Inc.	21,701	384
*	Masimo Corp.	2,148	359
*	Veeva Systems Inc. Class A	2,056	341
*	Henry Schein Inc.	4,340	340
	Bruker Corp.	4,794	330
	Eli Lilly & Co.	1,057	329

		Shares	Market Value ($000)
*	Edwards Lifesciences Corp.	3,980	320
*	NextGen Healthcare Inc.	16,512	299
*	Amphastar Pharmaceuticals Inc.	8,949	285
*	Incyte Corp.	3,251	250
	Cardinal Health Inc.	3,194	242
	Patterson Cos. Inc.	8,974	238
*	Align Technology Inc.	747	231
	ResMed Inc.	1,048	223
*	Catalyst Pharmaceuticals Inc.	14,180	216
*	Intuitive Surgical Inc.	884	203
*	Shockwave Medical Inc.	1,069	203
	Agilent Technologies Inc.	1,407	200
	Quest Diagnostics Inc.	1,436	199
[1]	SIGA Technologies Inc.	26,521	182
*	United Therapeutics Corp.	700	172
*	Orthofix Medical Inc.	7,231	149
*	ACADIA Pharmaceuticals Inc.	6,459	134
*	Haemonetics Corp.	1,698	132
*	Merit Medical Systems Inc.	1,770	125
	LeMaitre Vascular Inc.	2,211	111
*	AbCellera Biologics Inc.	13,113	110
*	Joint Corp.	6,829	107
*	Emergent BioSolutions Inc.	8,018	99
*	Alkermes plc	3,639	97
*	Seagen Inc.	479	86
*	Vanda Pharmaceuticals Inc.	10,979	71
	iRadimed Corp.	1,651	63
	West Pharmaceutical Services Inc.	196	62
*	Globus Medical Inc. Class A	1,021	60
*	HealthStream Inc.	1,780	46
*	QuidelOrtho Corp.	447	39
*	LivaNova plc	795	38
*	Innoviva Inc.	3,037	37
			29,566
Industrials (17.0%)
	American Express Co.	12,768	2,221
	Paychex Inc.	17,823	1,968
	Automatic Data Processing Inc.	8,252	1,814
	Landstar System Inc.	6,527	1,180
	Accenture plc Class A	4,409	1,171
*	Trex Co. Inc.	21,153	1,082
	Synchrony Financial	28,186	1,006
	Badger Meter Inc.	7,256	882
	Insperity Inc.	6,863	852
	Jack Henry & Associates Inc.	5,001	821
	Bread Financial Holdings Inc.	19,336	794
	Robert Half International Inc.	8,549	689
	Louisiana-Pacific Corp.	10,440	611
	Cognex Corp.	12,683	601
	Expeditors International of Washington Inc.	5,737	600
	A O Smith Corp.	8,203	538
	Acuity Brands Inc.	2,707	525
	ManpowerGroup Inc.	5,913	502
	Mastercard Inc. Class A	1,383	491
	Toro Co.	4,398	486
	Old Dominion Freight Line Inc.	1,346	457
*	Donnelley Financial Solutions Inc.	10,426	441
*	AMN Healthcare Services Inc.	4,828	435

		Shares	Market Value ($000)
*	Franklin Covey Co.	9,156	429
	Visa Inc. Class A	1,877	413
	Kforce Inc.	6,464	404
	Western Union Co.	30,158	391
	Watts Water Technologies Inc. Class A	2,198	385
*	Aersale Corp.	18,976	377
	Capital One Financial Corp.	3,351	366
	3M Co.	3,389	365
	WW Grainger Inc.	536	358
	Barrett Business Services Inc.	3,712	356
*	ZipRecruiter Inc. Class A	20,312	347
	Marten Transport Ltd.	15,570	344
	Apogee Enterprises Inc.	7,262	332
	Veritiv Corp.	2,166	328
	Brady Corp. Class A	5,848	323
	Lincoln Electric Holdings Inc.	1,910	321
	Graco Inc.	4,580	318
	Donaldson Co. Inc.	5,016	317
	Encore Wire Corp.	1,631	315
	Kadant Inc.	1,450	311
*	MYR Group Inc.	2,402	290
*	Forrester Research Inc.	8,586	282
	Crane Holdings Co.	2,331	279
	Heidrick & Struggles International Inc.	7,905	271
	Resources Connection Inc.	13,946	252
	Allison Transmission Holdings Inc.	5,107	243
*	TrueBlue Inc.	12,620	236
	Nordson Corp.	1,063	233
	Covenant Logistics Group Inc. Class A	6,449	223
	Myers Industries Inc.	8,207	212
	CRA International Inc.	1,692	211
	Illinois Tool Works Inc.	894	208
*	Builders FirstSource Inc.	2,348	199
	Exponent Inc.	1,892	195
	Insteel Industries Inc.	6,447	192
	Quanex Building Products Corp.	7,279	189
*	Titan Machinery Inc.	4,031	185
*	Proto Labs Inc.	5,620	177
	Snap-on Inc.	707	176
	JB Hunt Transport Services Inc.	933	169
*	Napco Security Technologies Inc.	5,333	169
	Albany International Corp. Class A	1,588	160
	EMCOR Group Inc.	945	158
	Deluxe Corp.	8,339	154
	Owens Corning	1,566	153
	Watsco Inc.	495	151
*	BlueLinx Holdings Inc.	1,777	150
	Cintas Corp.	337	148
*	Mettler-Toledo International Inc.	103	148
*	NV5 Global Inc.	1,404	148
*	Atkore Inc.	993	145
*	FARO Technologies Inc.	5,342	145
	Sherwin-Williams Co.	647	143
	UniFirst Corp.	730	143
	Hillenbrand Inc.	3,019	142
*	Gibraltar Industries Inc.	2,605	139
*	ExlService Holdings Inc.	838	138
*	Saia Inc.	502	136

		Shares	Market Value ($000)
	Matson Inc.	1,970	131
*	Keysight Technologies Inc.	787	126
	Schneider National Inc. Class B	4,387	123
*	Beacon Roofing Supply Inc.	1,878	122
	Forward Air Corp.	1,168	121
*	Cross Country Healthcare Inc.	4,252	112
	Standex International Corp.	935	108
	MSC Industrial Direct Co. Inc. Class A	1,251	106
	Enerpac Tool Group Corp. Class A	3,895	105
	Ryder System Inc.	1,048	103
	National Presto Industries Inc.	1,400	96
	Tennant Co.	1,154	82
*	TriNet Group Inc.	973	81
*	XPO Inc.	2,243	75
*	Modine Manufacturing Co.	2,949	72
	REV Group Inc.	6,180	72
	Simpson Manufacturing Co. Inc.	659	71
	Cummins Inc.	271	66
	CH Robinson Worldwide Inc.	641	64
*	Hub Group Inc. Class A	660	61
	Emerson Electric Co.	652	54
*	Zebra Technologies Corp. Class A	181	54
	Applied Industrial Technologies Inc.	355	51
*	Waters Corp.	162	50
*	Dycom Industries Inc.	573	48
*	Mohawk Industries Inc.	413	42
*	Conduent Inc.	10,421	41
*	FTI Consulting Inc.	198	36
*	GMS Inc.	577	35
	H&E Equipment Services Inc.	581	32
	Comfort Systems USA Inc.	213	31
	Franklin Electric Co. Inc.	306	29
	Hubbell Inc. Class B	112	28
	AGCO Corp.	97	14
	CSW Industrials Inc.	79	11
*	Vicor Corp.	187	9
			36,821
Real Estate (0.5%)
	Newmark Group Inc. Class A	75,253	603
*	Anywhere Real Estate Inc.	44,824	260
	Marcus & Millichap Inc.	6,715	231
			1,094
Technology (17.0%)
*	Cadence Design Systems Inc.	12,939	2,496
*	Autodesk Inc.	11,244	2,234
*	Adobe Inc.	6,688	2,167
	Apple Inc.	13,873	2,045
	Teradyne Inc.	18,218	1,843
*	Fortinet Inc.	29,388	1,747
*	Palo Alto Networks Inc.	8,996	1,695
	Cognizant Technology Solutions Corp. Class A	18,256	1,143
*	Teradata Corp.	26,122	1,065
*	Manhattan Associates Inc.	7,222	1,038
*	Qualys Inc.	7,450	880
*	Cargurus Inc.	50,099	854
*	MaxLinear Inc.	23,463	803
*	Smartsheet Inc. Class A	17,891	788

		Shares	Market Value ($000)
*	Cirrus Logic Inc.	7,108	730
*	ON Semiconductor Corp.	8,738	676
	Power Integrations Inc.	7,862	647
	KLA Corp.	1,674	635
*	Synopsys Inc.	1,587	577
*	Gartner Inc.	1,717	563
*	Axcelis Technologies Inc.	3,988	513
*	Photronics Inc.	27,160	479
*	EPAM Systems Inc.	1,499	461
*	Sprout Social Inc. Class A	7,210	440
	A10 Networks Inc.	28,186	429
	Texas Instruments Inc.	2,488	427
	NetApp Inc.	6,439	416
*	CommVault Systems Inc.	6,900	406
*	F5 Inc.	2,785	398
*	Pure Storage Inc. Class A	13,568	387
*	Alphabet Inc. Class A	4,051	365
	National Instruments Corp.	7,125	360
*	SPS Commerce Inc.	2,313	348
	Hackett Group Inc.	17,709	330
*	ePlus Inc.	5,875	318
	Dolby Laboratories Inc. Class A	3,732	307
	CTS Corp.	6,838	296
*	Paycom Software Inc.	959	277
*	Pinterest Inc. Class A	10,780	271
*	OneSpan Inc.	19,852	268
*	PubMatic Inc. Class A	16,489	250
	Amdocs Ltd.	2,519	231
*	Yelp Inc. Class A	7,525	226
	Kulicke & Soffa Industries Inc.	4,009	214
	Advanced Energy Industries Inc.	2,212	206
	Monolithic Power Systems Inc.	410	199
*	Cohu Inc.	4,454	166
*	Yext Inc.	22,389	164
	Vishay Intertechnology Inc.	7,473	159
*	Agilysys Inc.	1,982	158
*	DXC Technology Co.	5,464	152
	Amkor Technology Inc.	5,731	148
*	Appfolio Inc. Class A	1,049	139
*	Qorvo Inc.	1,354	137
*	Veradigm Inc.	7,840	130
*	PDF Solutions Inc.	3,477	130
*	Onto Innovation Inc.	1,570	129
	American Software Inc. Class A	9,324	126
	PC Connection Inc.	2,849	125
*	Lattice Semiconductor Corp.	1,377	117
*	Vimeo Inc.	29,874	114
	Microsoft Corp.	445	111
	Applied Materials Inc.	950	110
	Adeia Inc.	10,272	101
	CSG Systems International Inc.	1,713	96
	Shutterstock Inc.	1,229	92
*	TrueCar Inc.	31,592	74
*	Allegro MicroSystems Inc.	1,687	74
*	Brightcove Inc.	13,082	70
*	SecureWorks Corp. Class A	8,490	64
	Jabil Inc.	731	61
*	Arrow Electronics Inc.	449	53

		Shares	Market Value ($000)
*	ScanSource Inc.	1,645	51
	Avnet Inc.	1,128	50
	QUALCOMM Inc.	317	39
	Lam Research Corp.	62	30
	Intuit Inc.	37	15
*	TechTarget Inc.	310	12
*,2	Yandex NV Class A	1,459	—
			36,645
Telecommunications (1.5%)
	Cisco Systems Inc.	34,704	1,680
*	Extreme Networks Inc.	24,921	467
*	IDT Corp. Class B	15,162	461
	Adtran Holdings Inc.	10,472	183
*	Arista Networks Inc.	789	110
*	Clearfield Inc.	1,525	96
*	Cambium Networks Corp.	4,350	87
*	Ciena Corp.	1,004	48
*	Calix Inc.	632	32
			3,164
Total Common Stocks (Cost $202,648)			215,068
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 4.640% (Cost $1,070)	10,704	1,071
Total Investments (100.0%) (Cost $203,718)			216,139
Other Assets and Liabilities—Net (0.0%)			33
Net Assets (100%)			216,172
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $257,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $292,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	2	398	6
Micro E-mini S&P 500 Index	March 2023	25	497	(4)
				2

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	215,068	—	—	215,068
Temporary Cash Investments	1,071	—	—	1,071
Total	216,139	—	—	216,139
Derivative Financial Instruments
Assets
Futures Contracts[1]	6	—	—	6
Liabilities
Futures Contracts[1]	4	—	—	4
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.